Note 20 - Business Acquisition (Details Textual) - USD ($)		12 Months Ended
	Jan. 12, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
Goodwill, Ending Balance		$ 15,071,000	$ 15,071,000
Goodwill, Impairment Loss		0	0	$ 0
Finite-Lived Core Deposits, Gross		2,400,000	2,700,000
Business Combination, Acquisition Related Costs			1,060,000
Core Deposits [Member]
Finite-Lived Intangible Assets, Accumulated Amortization		1,000,000	692,000
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [Member]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Business Combination, Consideration Transferred, Total	$ 42,168,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	544,610
Payments to Acquire Businesses, Gross	$ 21,173,000
Shares Issued, Price Per Share	$ 38.55
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain			488,000
Goodwill, Ending Balance	$ 10,512,000		10,500,000
Goodwill, Impairment Loss		0	0
Goodwill, Purchase Accounting Adjustments			575,000
Business Combination, Acquisition Related Costs			1,100,000
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [Member] | Core Deposits [Member]
Finite-Lived Core Deposits, Gross		2,400,000	2,700,000
Finite-Lived Intangible Assets, Accumulated Amortization		$ 690,000	$ 342,000